INTANGIBLE ASSETS, NET (Tables) - Purchased software and Medical License Intangibles	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of components of intangible assets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Software	1,305	1,331	204
Medical license	5,300	5,300	812
Total	6,605	6,631	1,016
Less: Accumulated amortization	(1,405)	(2,035)	(312)
Land use rights, net	5,200	4,596	704

Schedule of estimated amortization expense

Year ending December 31,	RMB
2021	758
2022	349
2023	355
2024	355
2025	355
Thereafter	2,424
Total	4,596